Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net loss	$ (3,086,000)	$ (4,986,000)	$ (2,567,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	538,000	604,000	466,000
Stock based compensation expense	563,000	791,000	960,000
Loss on sale/retirement of equipment	25,000	17,000	13,000
Loss on impairment of equipment	0	0	65,000
Impairment of intangible asset	164,000	0	0
Gain on sale of product lines	(2,161,000)	0	0
Net change in operating assets and liabilities:
Accounts receivable, net	(340,000)	(655,000)	2,132,000
Inventories	795,000	120,000	(1,338,000)
Prepaid expenses and other current assets	106,000	(38,000)	1,000
Other assets	0	1,000	119,000
Accounts payable	619,000	696,000	(592,000)
Accrued payroll and related expenses	(130,000)	223,000	75,000
Deferred revenue	(47,000)	2,000	(604,000)
Other liabilities	(128,000)	(660,000)	(822,000)
Net cash used in operating activities	(3,082,000)	(3,885,000)	(2,092,000)
Cash flows from investing activities:
Capital expenditures	(391,000)	(545,000)	(266,000)
Proceeds from sale of product lines	2,535,000	0	0
Proceeds from sale of equipment	0	0	17,000
Net cash provided by(used in) investing activities	2,144,000	(545,000)	(249,000)
Cash flows from financing activities:
Repurchase of common stock	(57,000)	0	0
Exercise of stock options	0	0	7,000
Issuance of common stock	0	0	3,914,000
Payments on capital lease obligations	0	0	(2,000)
Net cash provided by(used in) financing activities	(57,000)	0	3,919,000
Net (decrease)increase in cash and cash equivalents	(995,000)	(4,430,000)	1,578,000
Cash and cash equivalents at beginning of year	7,879,000	12,309,000	10,731,000
Cash and cash equivalents at end of year	6,884,000	7,879,000	12,309,000
Supplemental non-cash financing and investing information:
Transfer of inventories to equipment	834,000	0	0
Transfer of equipment to inventories	0	0	96,000
Transfer of inventories to prepaid expenses and other current assets	0	0	120,000
Transfer of other current asset to inventories	0	120,000	0
Acquisition of intangible asset in exchange for forgiveness of accounts receivable and assumption of liabilities	$ 0	$ 390,000	$ 0